Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
weight average cost of capital	35.00%	35.00%
Growth rate for its terminal value	2.50%	2.50%
Average rate for growth	195.00%	195.00%
Bottom of range [member]
Statement [line items]
Percentage of employee share schemes	4.30%
Top of range [member]
Statement [line items]
Proportion of voting rights held in subsidiary	50.00%
Percentage of employee share schemes	13.75%